Related-Party Transactions - Other Transactions (FY) (Details) - USD ($) $ in Millions		6 Months Ended
	Aug. 31, 2024	Jun. 30, 2025
Class of Warrant or Right [Line Items]
Agreement contract term		60 days
MagAI Capacity Agreement
Class of Warrant or Right [Line Items]
Refundable deposit	$ 230
Agreement contract term	4 years
Agreement contract optional extension term	2 years